Licenses and Collaborative Arrangement - Additional information (Details) $ in Millions										1 Months Ended					12 Months Ended
	Jul. 01, 2019	Jun. 10, 2019	Nov. 29, 2018	Sep. 10, 2018	May 30, 2018	Apr. 25, 2018	Dec. 19, 2017	Apr. 30, 2017	Sep. 30, 2016	Nov. 30, 2019 Milestone	Sep. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Tesaro
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date									2016-09
Upfront payments																	$ 15.0
License agreement, expiration period																	10 years
Paratek
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date								2017-04
Upfront payments																$ 7.5
License agreement, expiration period																11 years
Five Prime
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date							Dec. 19, 2017
Payment of upfront fees														$ 5.0
Entasis
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date						Apr. 25, 2018
Payment of upfront fees															$ 5.0
Entasis | Subsequent Event
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Number of milestone payments | Milestone										2
Crescendo
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date					May 25, 2018
Payment of upfront fees															2.0
Novocure
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date				Sep. 10, 2018
Payment of upfront fees															$ 15.0
MacroGenics
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date			Nov. 29, 2018
Payment of upfront fees													$ 25.0
Deciphera
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date		Jun. 10, 2019
Payment of upfront fees												$ 20.0
Incyte
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement date	Jul. 01, 2019
Payment of upfront fees											$ 17.5